Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2018 CNY (¥) shares	Aug. 31, 2018 USD ($) $ / shares shares	Oct. 31, 2017 shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares
SHARE-BASED COMPENSATION
Income tax benefit				¥ 0		¥ 0		¥ 0
Expiration period (in years)				10 years	10 years
Option granted vesting period (in years)				4 years	4 years
Total intrinsic value of stock options				¥ 90,400,000	$ 13,100	¥ 293,500,000	$ 42,800	¥ 788,900,000	$ 118,300
Granted (in shares) | shares				3,005,000	3,005,000	10,849,000	10,849,000	7,576,000	7,576,000
Share-based compensation expenses				¥ 198,825,000		¥ 177,262,000		¥ 122,636,000
Restricted Share Units
SHARE-BASED COMPENSATION
Option granted vesting period (in years)				4 years	4 years
Share-based compensation expenses				¥ 52,100,000		48,900,000		9,500,000
Period over which remaining unrecognized stock-based compensation expense is recognized				2 years 2 months 12 days	2 years 2 months 12 days
Fair value and intrinsic value of restricted share units vested				¥ 69,900,000	$ 10,100	¥ 11,600,000	$ 1,700	¥ 200,000	$ 30
Unrecognized compensation cost				¥ 86,600,000
Employees, Directors and Non-employee Directors
SHARE-BASED COMPENSATION
Weighted average grant date fair value of options granted (in CNY/dollars per share) | (per share)				¥ 25.5	$ 3.7	¥ 35.6	$ 5.0	¥ 27.8	$ 4.3
Total share-based compensation expense recognized for stock options granted				¥ 143,500,000		¥ 125,100,000		¥ 110,800,000
Granted (in shares) | shares				2,829,000	2,829,000	5,091,000	5,091,000	6,263,000	6,263,000
Exercised (in dollars per share) | $ / shares					$ 0.2399		$ 0.2548		$ 0.0001
Unrecognized share-based compensation cost related to non-vested stock options granted				¥ 190,600,000
Period over which remaining unrecognized stock-based compensation expense is recognized				2 years 6 months	2 years 6 months
Exercise Price | $ / shares					$ 0.5000		0.5000		$ 5.1500	$ 0.0001
Non-employees
SHARE-BASED COMPENSATION
Total share-based compensation expense recognized for stock options granted				¥ 3,200,000		¥ 3,300,000		¥ 2,300,000
Exercised (in dollars per share) | $ / shares							$ 0.0001
Unrecognized share-based compensation cost related to non-vested stock options granted				¥ 1,400,000
Period over which remaining unrecognized stock-based compensation expense is recognized				7 months 6 days	7 months 6 days
2017 Share Incentive Plan | Employees, Directors and Non-employee Directors
SHARE-BASED COMPENSATION
Granted (in shares) | shares	6,263,000	6,263,000
Exercised (in dollars per share) | $ / shares		$ 5.15
Share-based compensation expenses	¥ 16,900,000	$ 2,500
Class A Ordinary Shares | 2017 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum number of ordinary shares authorized for stock based compensation | shares			22,859,634
Expiration period (in years)			10 years
Annual increase percentage on number of shares issued and outstanding			1.00%
Ordinary shares issued commencing date			Jan. 01, 2019